Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions		Dec. 31, 2020		Dec. 31, 2019
Maximum exposure to credit risk [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		€ 166,211	[1]	€ 137,596	[2]
Interbank balances (w/o central banks)		9,132	[1]	9,642	[2]
Central bank funds sold and securities purchased under resale agreements		8,535	[1]	13,800	[2]
Securities borrowed		0	[1]	428	[2]
Loans		431,503	[1]	433,834	[2]
Other assets subject to credit risk	[3]	96,355		96,779	[2],[4]
Total financial assets at amortized cost	[5]	711,736	[1]	692,079	[2]
Trading assets		94,757	[1]	93,369	[2]
Positive market values from derivative financial instruments		343,493		332,931
Non-trading financial assets mandatory at fair value through profit or loss		75,116	[1]	84,359	[2]
Of which: [Abstract]
Securities purchased under resale agreement		46,057	[1]	53,366	[2]
Securities borrowed		17,009	[1]	17,918	[2]
Loans		2,192	[1]	3,174	[2]
Financial assets designated at fair value through profit or loss		437	[1]	7	[2]
Total financial assets at fair value through profit or loss	[6]	513,803	[1]	510,665	[2]
Financial assets at fair value through other comprehensive income		55,834	[1]	45,503
Of which: [Abstract]
Securities purchased under resale agreement		1,543	[1]	1,415
Securities borrowed		0	[1]	0
Loans		4,635	[1]	4,874
Financial guarantees and other credit related contingent liabilities	[7]	47,978	[1]	49,232
Revocable and irrevocable lending commitments and other credit related commitments	[7]	215,877	[1]	211,440
Total off-balance sheet		263,855	[1]	260,672
Maximum exposure to credit risk		1,545,228	[1]	1,508,920
Subject to Impairment [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		166,211		137,596
Interbank balances (w/o central banks)		9,132		9,642
Central bank funds sold and securities purchased under resale agreements		8,535		13,800
Securities borrowed		0		428
Loans		431,503		433,834
Other assets subject to credit risk	[3]	85,106		85,028	[4]
Total financial assets at amortized cost	[5]	700,487		680,328
Of which: [Abstract]
Financial assets at fair value through other comprehensive income		55,834		45,503
Of which: [Abstract]
Securities purchased under resale agreement		1,543		1,415
Securities borrowed		0		0
Loans		4,635		4,874
Financial guarantees and other credit related contingent liabilities		47,978		49,232	[7]
Revocable and irrevocable lending commitments and other credit related commitments		214,898		209,986	[7]
Total off-balance sheet		262,876	[7]	259,218
Maximum exposure to credit risk		1,019,197		985,049
Netting [Member]
Financial assets at amortized cost [Abstract]
Other assets subject to credit risk	[3]	43,277		37,267	[4]
Total financial assets at amortized cost		43,277		37,267	[5]
Positive market values from derivative financial instruments		262,525		262,326
Non-trading financial assets mandatory at fair value through profit or loss		993		853
Of which: [Abstract]
Securities purchased under resale agreement		993		853
Total financial assets at fair value through profit or loss		263,518		263,180	[6]
Financial assets at fair value through other comprehensive income				0
Of which: [Abstract]
Maximum exposure to credit risk		306,795		300,447
Collateral [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		0		0
Interbank balances (w/o central banks)		0		0
Central bank funds sold and securities purchased under resale agreements		8,173		13,650
Securities borrowed		0		303
Loans		228,513		228,620
Other assets subject to credit risk	[3]	902		1,524	[4]
Total financial assets at amortized cost	[5]	237,588		244,098
Trading assets		2,998		1,480
Positive market values from derivative financial instruments		52,329		48,608
Non-trading financial assets mandatory at fair value through profit or loss		62,036		69,645
Of which: [Abstract]
Securities purchased under resale agreement		44,967		51,659
Securities borrowed		16,730		17,599
Loans		272		290
Financial assets designated at fair value through profit or loss		0		0
Total financial assets at fair value through profit or loss		117,363		119,732	[6]
Financial assets at fair value through other comprehensive income		1,581		1,622
Of which: [Abstract]
Securities purchased under resale agreement		0		0
Securities borrowed		0		0
Loans		1,581		1,622
Financial guarantees and other credit related contingent liabilities		2,327		2,994	[7]
Revocable and irrevocable lending commitments and other credit related commitments		15,345		15,217	[7]
Total off-balance sheet		17,672	[7]	18,211
Maximum exposure to credit risk		374,204		383,663
Guarantees and Credit derivatives [Member]
Financial assets at amortized cost [Abstract]
Interbank balances (w/o central banks)	[8]	0		0
Loans	[8]	30,119		27,984
Other assets subject to credit risk	[3]	55		42	[4],[8]
Total financial assets at amortized cost	[5],[8]	30,174		28,026
Trading assets	[8]	1,248		861
Positive market values from derivative financial instruments		83		134
Non-trading financial assets mandatory at fair value through profit or loss	[8]	244		259
Of which: [Abstract]
Securities purchased under resale agreement	[8]	0		0
Securities borrowed	[8]	0		0
Loans		244		259	[8]
Financial assets designated at fair value through profit or loss		0		0	[8]
Total financial assets at fair value through profit or loss		1,575		1,254	[6],[8]
Financial assets at fair value through other comprehensive income		1,153	[6]	1,267
Of which: [Abstract]
Securities purchased under resale agreement		0		0
Securities borrowed		0		0
Loans		1,153		1,267
Financial guarantees and other credit related contingent liabilities		6,157		6,138	[7]
Revocable and irrevocable lending commitments and other credit related commitments	[7]	5,779		4,984
Total off-balance sheet		11,936	[7]	11,122
Maximum exposure to credit risk		44,838		41,670
Total credit enhancements [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		0		0
Interbank balances (w/o central banks)		0		0
Central bank funds sold and securities purchased under resale agreements		8,173		13,650
Securities borrowed		0		303
Loans		258,632		256,605
Other assets subject to credit risk	[3]	44,234		38,833	[4]
Total financial assets at amortized cost	[5]	311,039		309,392
Trading assets		4,246		2,340
Positive market values from derivative financial instruments		314,937		311,068
Non-trading financial assets mandatory at fair value through profit or loss		63,273		70,757
Of which: [Abstract]
Securities purchased under resale agreement		45,960		52,512
Securities borrowed		16,730		17,599
Loans		516		550
Financial assets designated at fair value through profit or loss		0		0
Total financial assets at fair value through profit or loss		382,456		384,166	[6]
Financial assets at fair value through other comprehensive income		2,734		2,889
Of which: [Abstract]
Securities purchased under resale agreement		0		0
Securities borrowed		0		0
Loans		2,734		2,889
Financial guarantees and other credit related contingent liabilities		8,484		9,132	[7]
Revocable and irrevocable lending commitments and other credit related commitments		21,124		20,202	[7]
Total off-balance sheet		29,608	[7]	29,333
Maximum exposure to credit risk		€ 725,837		€ 725,780

[1]	Does not include credit derivative notional sold (EUR395,636million) and credit derivative notional bought protection.
[2]	Does not include credit derivative notional sold (EUR356,362million) and credit derivative notional bought protection.
[3]	Includes Asset Held for Sale regardless of accounting classification.
[4]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5]	All amounts at gross value before deductions of allowance for credit losses.
[6]	Excludes equities, other equity interests and commodities.
[7]	Figures are reflected at notional amounts.
[8]	Bought Credit protection is reflected with the notional of the underlying